Borrowings - Lease liabilities rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	$ 3,718
Additions and modifications, current	1,208
Payments, current	(2,824)
Reclassifications, current	838
Effect of translation, current	(215)
Current lease liabilities at end of period	2,725
Non-current lease liabilities at beginning of period	2,357
Additions and modifications, non-current	4,516
Payments, non-current	0
Reclassifications, non-current	(838)
Effect of translation, non-current	(511)
Non-current lease liabilities at end of period	5,524
Lease liabilities, beginning of period	6,075
Additions and modifications, total	5,724
Payments, total	(2,824)
Reclassifications, total	0
Effect of translation, total	(726)
Lease liabilities, end of period	8,249
Accrued interest	$ 566